SUPPLEMENT TO THE FIDELITY ASSET MANAGER: GROWTHSM
NOVEMBER 28, 1997 PROSPECTUS
   Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 9:
   Brad Lewis is Vice President of Asset Manager: Growth, and manager of its equity investments since April 1998. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Lewis has worked as an analyst and manager.
The following information replaces similar information under the heading "Other Expenses" on page 17:
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments. SUPPLEMENT TO THE
FIDELITY ASSET MANAGER: INCOMESM
NOVEMBER 28, 1997 PROSPECTUS
   Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 9:
   Brad Lewis is Vice President of Asset Manager: Income, and manager of its equity investments since April 1998. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Lewis has worked as an analyst and manager.
The following information replaces similar information under the heading "Other Expenses" on page 16:
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments. SUPPLEMENT TO THE
FIDELITY ASSET MANAGER(registered trademark) NOVEMBER 28, 1997
PROSPECTUS
   Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 9:
   Thomas Sprague is Vice President of Asset Manager, and manager of its equity investments since April 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Sprague has worked as an analyst and manager.
The following information replaces similar information found under the "Other Expenses" heading in the "Breakdown of Expenses" section on page 17.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments. SUPPLEMENT TO
THE FIDELITY ASSET
MANAGER FUNDS
NOVEMBER 28, 1997 PROSPECTUS
   Effective April 1, 1998, the following information replaces the similar information found under the heading "FMR and Its Affiliates" on page 11:
   Brad Lewis is Vice President of Asset Manager: Growth and Asset
Manager: Income, and manager of each fund's equity investments since April 1998. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Lewis has worked as an analyst and manager.
   Thomas Sprague is Vice President of Asset Manager, and manager of its equity investments since April 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Sprague has worked as an analyst and manager.
The following information replaces similar information found under the "Other Expenses" heading in the "Breakdown of Expenses" section on page 17.
Each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments.